Property and Equipment (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Computer equipment and software		$ 17,721	$ 8,537
Office furniture and equipment		52,242	46,861
Leasehold improvements		8,449	7,206
Total property and equipment		78,412	62,604
Accumulated depreciation		(39,739)	(32,591)
Total property and equipment, net	$ 28,261	$ 38,673	$ 30,013